Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
10. Fair Value Measurements and Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash, cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Short-term investments – The fair value of the Company’s short-term investments approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term debt – The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated by the Company using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company. Alternatively, if the fixed-rate and variable-rate long-term debt is held for sale the fair value is based on the estimated sales price.

Long-term obligation related to finance leases – The fair value of the Company's long-term obligation related to finance leases is estimated by the Company using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.
Derivative instruments – The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, foreign exchange rates, spot market rates for vessels, and the current credit worthiness of both the Company and the derivative counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	480,771	480,771	316,706	316,706
Short-term investments	Level 1	172,604	172,604	210,000	210,000
Derivative instruments (note 9)
Interest rate swap agreements – assets	Level 2	—	—	3,709	3,709
Other
Advances to equity-accounted joint venture – long-term	Level 2	2,880	(1)	6,780	(1)
Long-term debt, including current portion – non-public (note 7)	Level 2	—	—	(21,184)	(21,078)
Obligations related to finance leases, including current portion (note 8)	Level 2	(139,599)	(143,968)	(532,760)	(533,977)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2023 and December 31, 2022, the fair values of the individual components of such aggregate interests were not determinable.

The Company is exposed to credit loss in the event of non-performance by the financial institutions where its cash, cash equivalents and short-term investments are held. In order to minimize credit risk, the Company only places deposits and short-term investments with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent practical, cash deposits and short-term investments are held by and entered into with, as applicable, different counterparties to reduce concentration risk.